Business Combination - Summary of common stock outstanding (Detail)	Mar. 29, 2023 shares
Disclosure of Detailed Information About Common Stock Outstanding after Post Business Combination Event [Line Items]
Subtotal — Business Combination, net of redemptions	3,312,715
Conversion of pre-closing Apollomics convertible preferred shares (converted into pre-closing Apollomics ordinary shares prior to the Business Combination) into Post-Closing Apollomics Ordinary Shares	54,420,964
Issuance of Post-Closing Apollomics Ordinary Shares in connection with the Business Combination due to exercise of pre-closing Apollomics stock options prior to the Business Combination	31,240
Total — Post-Closing Apollomics Ordinary Shares outstanding as a result of Business Combination, PIPE Financing, conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares, and issuance of shares upon Closing due to pre-Closing exercise of stock options (note i)	57,994,919
Class B Common Stock [Member]
Disclosure of Detailed Information About Common Stock Outstanding after Post Business Combination Event [Line Items]
Issuance of post-closing Apollomics Class B ordinary shares to PIPE Investors	230,000
Maxpro [Member] | Class A Common Stock [Member]
Disclosure of Detailed Information About Common Stock Outstanding after Post Business Combination Event [Line Items]
Number of shares of equity interest exhanged to acquire entity	490,025
Maxpro [Member] | Class A Common Stock [Member] | Sponsor [Member]
Disclosure of Detailed Information About Common Stock Outstanding after Post Business Combination Event [Line Items]
Number of shares of equity interest exhanged to acquire entity	155,250
Maxpro [Member] | Class A Common Stock Subject to Possible Redemption [Member]
Disclosure of Detailed Information About Common Stock Outstanding after Post Business Combination Event [Line Items]
Number of shares of equity interest exhanged to acquire entity	79,940
Maxpro [Member] | Class B Common Stock [Member]
Disclosure of Detailed Information About Common Stock Outstanding after Post Business Combination Event [Line Items]
Number of shares of equity interest exhanged to acquire entity	2,587,500